Taxes on income	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxes on income
Note 18. Taxes on income
A. Israeli taxation
1.Corporate tax rates in Israel:
The tax rates relevant to corporations in Israel in the years 2024, 2023 and 2022 is 23%. However, the effective tax rate reported by a company that derives income from a Preferred Enterprise or Preferred Technological Enterprise (as discussed below) is lower.
2.Tax benefits under the Law for Encouragement of Capital Investments, 1959 (“the Investment Law”) Approved/Beneficiary Enterprise
Pursuant to the Investment Law, the Company was awarded “Approved Enterprise” and “Beneficiary Enterprise” status under the government alternative benefits path beginning in 2003 until 2018 (included). During this period the Company was entitled to beneficial tax rates of 0% – 10%. The Company decided to terminate its “Approved” and ”Beneficiary Enterprise” status early and enjoy beneficial tax rates under the “preferred technological enterprise” status effective beginning 2019.
In the event of distribution of dividends from income taxable at 0% tax rate (the “Trapped Earnings”) as part of the Approved Enterprise or Beneficiary Enterprise statuses, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved or Beneficiary Enterprise’s.
During October 2022, a final ruling was signed by the Company and the ITA, according to which, the Company paid approximately $4,900.
3.Tax benefits under the Law for Encouragement of Preferred Enterprise and Preferred Technology Enterprise
On May 16, 2017 the Knesset Finance Committee approved Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) — 2017 (hereinafter: “the Regulations”), which provides rules for applying the “Preferred Technological Enterprise” tax benefit track including the formula that provides the mechanism for allocating the technological income eligible for the benefits
Commencing in 2019 the Company elected the Preferred Technology Enterprise status to apply under the Law for the Encouragement of Capital Investments (the “Investment Law”). The approval is in affect for the tax years 2019 to 2023. The Company expects to continue to meet the conditions to be entitled to the “Preferred Technological Enterprise” status from 2024 and beyond.
Income subject to the Preferred Technology Enterprise status is taxed at reduced tax rate of 12% and income from manufacturing activity in Area A is taxed at reduced tax rate of 7.5%.
4.Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:
Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.
5.Tax Benefits for Research and Development:
Israeli tax law (section 20A to the Israeli Tax Ordinance (New Version), 1961) allows a tax deduction for research and development expenses, including capital expenses, in the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Expenses incurred in scientific research that are not approved by the relevant government ministry are amortized over a three-year period starting from the tax year in which they are paid.
6.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, the Company calculates its Israeli tax liability in U.S. dollars according to the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. The tax liability, as calculated in U.S. dollars is translated into NIS according to the exchange rate as of December 31 of each year.

B.Income taxes on non-Israeli subsidiaries:
The Company’s subsidiaries incorporated in the US, Germany, Singapore, Australia, Brazil, UK, France, Canada, Japan and India are taxed according to tax laws in the countries of their residence. The Company’s effective tax rate depends on the geographical mix of where its profits are earned. In the year 2024, the Company’s U.S. subsidiary is subject to combined federal and state income taxes of 25% and the subsidiaries in Germany and Singapore are subject to corporation tax at a rate of approximately 33% and 17% respectively. As of December 31, 2024, the Company had approximately $57,268 undistributed earnings of its subsidiaries.
These undistributed earnings were designated as indefinitely reinvested.
In the event of a distribution of those earnings in the form of dividends, a sale of the subsidiaries, or certain other transactions, we may be liable for income taxes, subject to an adjustment, if any, for foreign tax credits and foreign withholding taxes payable to certain foreign tax authorities.

C.Deferred taxes
Deferred taxes recognized for the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the deferred tax liabilities and assets are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Deferred research and development cost	$4,367	$2,661
Employee related liabilities	5,355	3,275
Intangible assets	724	857
Goodwill	1,509	1,647
Deferred revenues	2,012	2,563
Carryforward loss	474	—
Operating lease liability	1,754	2,732
Marketable securities	—	13
Property and equipment	27	39
Capital Loss	6,753	—
Other	1,231	749
Total deferred tax assets before valuation allowance	24,206	14,536
Valuation allowance	(7,133)	—
Total deferred tax assets	17,073	14,536

Deferred tax liabilities:
Deferred costs	2,423	3,066
Intangible assets	—	337
Goodwill	1,046	445
Property and equipment	641	874
Operating lease right-of-use assets	1,654	2,652
Derivative instruments	53	119
Marketable securities	35	15
Other	149	4
Total deferred tax liabilities	6,001	7,512
Total deferred tax assets, net	$11,072	$7,024
A reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense allocated to continuing operations is as follows:

	Year Ended December 31,
	2024	2023	2022
(Loss) income before income taxes expense, as reported in the consolidated statements of operations	$(275,984)	$(75,563)	$120,760
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on (loss) income	(63,476)	(17,379)	27,775
Foreign subsidiaries taxed at different tax rates	426	565	104
Preferred tax rates in Israel	31,675	9,713	(12,121)
Remeasurement of liability instruments	41,953	14,322	(14,024)
(Deductible) non-deductible expenses	(2,003)	823	400
Taxes in respect of prior years	(478)	(1,193)	103
Tax on dividend distributed from trapped earnings	—	—	(2,369)
Change in valuation allowance	(543)	—	—
Research and development tax credits	(446)	(2,087)	—
Other	(85)	773	87
Actual tax expense (income)	$7,023	$5,537	$(45)

(Loss) income before income tax expense is comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Domestic	$(287,955)	$(88,298)	$110,187
Foreign	11,971	12,735	10,573
	$(275,984)	$(75,563)	$120,760

Tax expense (income) allocated to continuing operations is comprised as follows:

	Year Ended December 31,
	2024	2023	2022
Current:
Domestic	$10,011	$3,010	$(2,573)
Foreign	588	(2,876)	4,920
Total current tax expense:	10,599	134	2,347

Deferred:
Domestic	(3,159)	1,596	(85)
Foreign	(417)	3,807	(2,307)
Total deferred tax (expenses) benefit	(3,576)	5,403	(2,392)
Total tax expense (income)	$7,023	$5,537	$(45)
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31, 2024	December 31, 2023
Unrecognized tax benefits, beginning of year	$3,529	$3,073
Decreases in tax positions for prior years	(1,201)	(436)
Increases in tax positions for current year	1,081	892
Unrecognized tax benefits, end of year	$3,409	$3,529
Interest (income) expense recognized related to uncertain tax positions amounted to $(29) , $173 and $129 in 2024 , 2023, and 2022, respectively. Total accrued interest as of December 31, 2024 and 2023 was $441 and $470, respectively, and were included in accrued expenses.
The Company currently does not expect unrecognized tax benefits to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.
The Company’s income tax assessments in Israel through the year 2019 are considered final.
The Company is subject to income tax in other jurisdictions outside of Israel, of which the major jurisdiction is the U.S. The Company’s operation in the US is subject to potential examination for tax years 2020 and afterwards.
Timing of the resolution of audits is highly uncertain and therefore, as of December 31, 2024, the Company cannot estimate the change in unrecognized tax benefits resulting from these audit within the next 12 months.